Group cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flow from operating activities
Profit (loss) before taxation		£ 2,666	£ 2,616	£ 2,354
Share of post tax (profit) loss of associates and joint ventures		(1)	1	9
Net finance expense		756	764	804
Operating profit (loss)		3,421	3,381	3,167
Other non-cash charges		(112)	33	20
Loss (profit) on disposal of businesses		5	(1)	(16)
Depreciation and amortisation		3,546	3,514	3,572
Increase in inventories		(138)	(14)	(33)
Decrease (increase) in programme rights		49	(34)	(95)
(Increase) decrease in trade and other receivables	[1]	(58)	(156)	168
Decrease in contract assets	[2]	15
Increase (decrease) in trade and other payables		57	(345)	(152)
Decrease in contract liabilities	[2]	(72)
Decrease in other liabilities	[3]	(1,934)	(775)	(307)
(Decrease) increase in provisions		(92)	(203)	401
Cash generated from operations		4,687	5,400	6,725
Income taxes paid		(431)	(473)	(551)
Net cash inflow from operating activities		4,256	4,927	6,174
Cash flow from investing activities
Interest received		23	7	7
Dividends received from associates and joint ventures				2
Acquisition of subsidiaries	[4]		(16)	18
Proceeds on disposal of current financial assets	[5]	12,887	11,134	10,834
Proceeds on disposal of subsidiaries, associates and joint ventures	[4]	23	2	46
Acquisition of joint ventures		(9)	(9)	(13)
Purchases of current financial assets	[5]	(13,088)	(12,629)	(9,411)
Proceeds on disposal of non-current asset investments	[6]	1	19
Purchases of non-current asset investments				(22)
Proceeds on disposal of property, plant and equipment		41	21	26
Purchases of property, plant and equipment and software		(3,678)	(3,362)	(3,145)
Net cash outflow from investing activities		(3,800)	(4,833)	(1,658)
Cash flow from financing activities
Equity dividends paid		(1,504)	(1,523)	(1,435)
Interest paid		(531)	(555)	(629)
Repayment of borrowings	[7]	(1,423)	(1,401)	(1,805)
Proceeds from bank loans and bonds		3,972	3,760	3
Cash flows from derivatives related to net debt		124	(188)	119
Repayment of acquisition facility				(181)
Repayment of EE revolving credit facility				(438)
Proceeds from issue of own shares		5	53	70
Repurchase of ordinary share capital		(9)	(221)	(206)
Net cash inflow (outflow) from financing activities		634	(75)	(4,502)
Net increase in cash and cash equivalents		1,090	19	14
Opening cash and cash equivalents	[8]	499	511	459
Net increase in cash and cash equivalents		1,090	19	14
Effect of exchange rate changes		5	(31)	38
Closing cash and cash equivalents	[8]	£ 1,594	£ 499	£ 511

[1]	a Includes a prepayment of £nil (2017/18: £325m, 2016/17: £nil) in respect of the acquisition of Spectrum.
[2]	b Contract assets and contract liabilities arise following adoption of IFRS 15 on 1 April 2018. See notes 1 and 2 to the consolidated financial statements
[3]	c Includes pension deficit payments of £2,024m (2017/18: £872m, 2016/17: £274m).
[4]	d Acquisitions and disposals of subsidiaries are shown net of cash acquired or disposed of and in 2017 included £20m true-up of consideration following the audit of the completion balance sheet relating to the acquisition of EE.
[5]	e Primarily consists of investment in and redemption of amounts held in liquidity funds.
[6]	f Relates to sale of fair value through equity investment in 2018/19 and assets held for sale classified within trade and other receivables in 2017/18.
[7]	g Repayment of borrowings includes the impact of hedging and repayment of lease liabilities.
[8]	h Net of bank overdrafts of £72m (2017/18: £29m, 2016/17: £17m).